[H&M Final, July 31, 2001]
[Translation]

                        SEMI-ANNUAL REPORT

                    (During the Seventh Term)
                     From:  November 1, 2000
                       To:  April 30, 2001

          AMENDMENT TO SECURITIES REGISTRATION STATEMENT


             PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST

                      Semi-annual Report

                    (During the Seventh Term)
                     From:  November 1, 2000
                       To:  April 30, 2001

             PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST


                       Semi-annual Report

                  (During the Seventh Term)
                   From:  November 1, 2000
                    To:  April 30, 2001




To:  Director of Kanto Local Finance Bureau
                                                             Filing Date:  July 31, 2001

Name of the Registrant Trust:                    PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST

Name and Official Title of                       Charles E. Porter
Representative of Trust:                         Executive Vice President

Address of Principal Office:                     One Post Office Square
                                                 Boston, Massachusetts 02109
                                                 U. S. A.

Name and Title of Registration Agent:            Harume Nakano
                                                 Attorney-at-Law
                                                 Signature [Harume Nakano]
                                                 -------------------------
                                                         (Seal)

                                                 Ken Miura
                                                 Attorney-at-Law
                                                 Signature [Ken Miura]
                                                 -------------------------
                                                         (Seal)

Address or Place of Business                     Kasumigaseki Building, 25th Floor
                                                 2-5, Kasumigaseki 3-chome
                                                 Chiyoda-ku, Tokyo

Name of Liaison Contact:                         Harume Nakano
                                                 Ken Miura
                                                 Attorneys-at-Law
--  ii -
Place of Liaison Contact:                        Hamada & Matsumoto
                                                 Kasumigaseki Building, 25th Floor
                                                 2-5, Kasumigaseki 3-chome
                                                 Chiyoda-ku, Tokyo

Phone Number:                                    03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

(Total number of pages of this Semi-annual Report in Japanese is 40 including front and back pages.)



C O N T E N T S
                                                         This
                                                        English      Japanese
                                                      translation    Original
I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio               1             1

(2) Results of Past Operations                            2             2

(a) Record of Changes in Net Assets                       2             2

(b) Record of Distributions Paid                          3             3

(3) Record of Sales and Repurchases                       3             3


II. OUTLINE OF THE FUND

1. Fund                                                   4             4

(1) Amount of Capital Stock                               4             4

(2) Information Concerning Major Shareholders             4             4

(3) Information Concerning Directors, Officers and
    Employees                                             4             4

(4) Description of Business and Outline of Operation      7             6

(5) Miscellaneous                                         8             6

2. Putnam Investment Management, LLC.
(Investment Management Company)                           8             6

(1) Amount of Capital Stock                               8             6

(2) Information Concerning Major Shareholders             8             6

(3) Information Concerning Officers and Employees         9             7

(4) Description of Business and Outline of Operation     17            14

(5) Miscellaneous                                        28            29

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND         28            30

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
INVESTMENT MANAGEMENT COMPANY                            28            54




I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio
                                                                                 (As of the end of June, 2001)
Type of Asset                 Name of Country               Total U.S. Dollars            Investment Ratio (%)
Foreign Government Bonds
and Notes                     United Kingdom                14,975,808                    9.42%
                              Canada                        14,713,163                    9.25%
                              Sweden                        12,407,462                    7.80%
                              Italy                         10,733,107                    6.75%
                              Germany                        9,634,956                     6.06%
                              France                         4,924,704                     3.10%
                              Greece                         4,168,839                     2.62%
                              New Zealand                    2,778,664                     1.75%
                              Brazil                         1,765,104                     1.11%
                              Russia                         1,289,700                     0.81%
                              Denmark                        1,146,444                     0.72%
                              Mexico                         1,079,897                     0.68%
                              Argentina                        955,599                     0.60%
                              Philippines                      337,275                     0.21%
                              Bulgaria                         246,897                     0.16%
                              Venezuela                        145,173                     0.09%
                              Colombia                         123,825                     0.08%
                              Morocco                          114,580                     0.07%
                              Turkey                           109,225                     0.07%
Sub-Total                                                   81,650,422                    51.34%

U.S. Government Obligations   United States                 32,557,248                    20.47%
Corporate Bonds               Netherlands                    7,559,621                     4.75%
                              Germany                        4,238,698                     2.66%
                              United Kingdom                 2,002,227                     1.26%
                              United States                  1,547,536                     0.97%
                              Luxembourg                       803,432                     0.51%
                              Cayman Islands                   318,249                     0.20%
                              Sweden                           301,266                     0.19%
                              Korea                            136,500                     0.09%
                              Austria                           86,619                     0.05%
                              France                            55,170                     0.03%
Sub-Total                                                   17,049,318                    10.72%

Collateralized Mortgage
Obligations                   United Kingdom                 5,876,923                     3.69%
                              United States                  5,249,974                     3.30%
Sub-Total                                                   11,126,897                     7.00%

Purchased Options             United States                 2,865,805                      1.80%
Brady Bonds                   Mexico                          591,505                      0.37%
                              Argentina                       537,133                      0.34%
                              Russia                          413,700                      0.26%
                              Venezuela                       386,513                      0.24%
                              Bulgaria                        261,908                      0.16%
                              Peru                            130,725                      0.08%
Sub-Total                                                   2,321,484                      1.46%

Convertible Bonds             United Kingdom                   95,209                      0.06%
Units                         United States                   198,500                      0.12%
                              United Kingdom                  187,371                      0.12%
Sub-Total                                                     385,871                      0.24%

Common Stock                  United States                   199,421                      0.13%
Warrants                      United States                     4,389                      0.00%

Cash, Deposits and Other
Assets (After deduction of
liabilities)                                               10,796,820                      6.79%

Total (Net Asset Value)                                   159,052,884                    100.00%


Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into
Japanese Yen is [YEN] 124.60 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on June 29, 2001. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of June 2001 is as follows:

(b) Record of Distributions Paid

------------------------------------------------------------------------------
                                 Amount of Dividend
Period                             paid per Share         Return of Capital
------------------------------------------------------------------------------
6th Fiscal Year
(11/1/99-10/31/00)               $0.00      (\0.00)       $0.62      (\77.3)
------------------------------------------------------------------------------

Records of distribution paid and Net Asset Value per share from July 2000 to June 2001 are as follows:

                                                        Net Asset Value
Ex-dividend Date          Dividend (dollar)            Per Share (dollar)
------------------------------------------------------------------------------
July 20, 2000                 0.052                         11.13
August 21, 2000               0.052                         11.05
September 20, 2000            0.051                         10.74
October 20, 2000              0.052                         10.70
November 20, 2000             0.052                         10.72
December 20, 2000             0.052                         11.04
January 22, 2001              0.052                         11.17
February 20, 2001             0.048                         11.10
March 20, 2001                0.048                         11.08
April 20, 2001                0.047                         10.88
May 21, 2001                  0.048                         10.80
June 20, 2001                 0.048                         10.71
------------------------------------------------------------------------------

(3) Record of Sales and Repurchases (Class M shares)

Records of sales and repurchases during one year period up to and including the end of June, 2000 and number of outstanding shares of the Fund as of the end of June, 2000 are as follows:

------------------------------------------------------------------------------
                    Number of          Number of Shares       Number of
                    Shares Sold          Repurchased       Outstanding Shares
------------------------------------------------------------------------------
Worldwide             552,706             8,092,137            5,451,092
(In Japan)           (496,100)           (8,004,400)          (5,373,000)
------------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. Shares have been sold in Japan starting December, 1997.



II. OUTLINE OF THE FUND

1. Fund

(1) Amount of Capital Stock (as of the end of June, 2000)

Not applicable.

(2) Information Concerning Major Shareholders

Not applicable.

(3) Information Concerning Directors, Officers and Employees

(1) Trustees and Officers of the Fund                                                   (as of June 30, 2001)

Name                       Office and Title         Resume                                       Shares Owned
John A. Hill               Chairman                 present: Chairman and Managing                  113.152
                                                             Director, First Reserve
                                                             Corporation
                                                             Director, Snyder Oil Corp.,
                                                             TransMontaigne Oil Company
                                                             and various private companies
                                                             owned by First Reserve Corp.
                                                             Member of the Board of
                                                             Advisors of Fund Directors

George Putnam, III         President and
                           Principal
                           Executive Officer        present: President, New Generation            2,883.304
                                                             Research Inc. and New Generation
                                                             Advisers Inc.
                                                             Director, The Boston Family
                                                             Office L.L.C.

Jameson Adkins Baxter      Trustee                  present: President, Baxter Associates, Inc.     116.826
                                                             Director, ASHTA Chemicals Inc.,
                                                             Banta Corporation and Ryerson Tull
                                                             Inc.
                                                             Chairman Emeritus of the Board of
                                                             Trustees, Mount Holyoke College

Hans H. Estin              Trustee                  present: Chartered Financial Analyst               0.00
                                                             Vice Chairman, North American
                                                             Management Corp.

Ronald J. Jackson          Trustee                  present: Former Chairman, President and         147.506
                                                             Chief Executive Officer,
                                                             Fisher-Price, Inc.,

Paul L. Joskow             Trustee                  present: Professor of Economics and             135.250
                                                             Management and Director of Center
                                                             for Energy and Environmental
                                                             Policy Research, Massachusetts
                                                             Institute of Technology
                                                             Director, New England Electric
                                                             System, State Farm Indemnity
                                                             Company, Whitehead Institute for
                                                             Biomedical Research,
                                                             President, Yale University Council

Elizabeth T. Kennan        Trustee                  present: President Emeritus and                 256.431
                                                             Professor, Mount Holyoke College
                                                             Director, Bell Atlantic, Northeast
                                                             Utilities, Talbots and
                                                             Cambus-Kenneth Bloodstock

Lawrence J. Lasser         Trustee and
                           Vice President           present: President, Chief Executive             158.231
                                                             Officer and Director, Putnam
                                                             Investments, LLC and Putnam
                                                             Investment Management, LLC
                                                             Director, Marsh & McLennan
                                                             Companies, Inc. and United Way
                                                             of Massachusetts Bay

John H. Mullin, III        Trustee                  present: Chairman and Chief Executive           267.663
                                                             Officer, Ridgeway Farm
                                                             Director, ACX Technologies Inc.,
                                                             Alex. Brown Realty Inc., The
                                                             Liberty Corporation and Carolina
                                                             Power & Light

Robert E. Patterson        Trustee                  present: President and Trustee, Cabot         3,590.244
                                                             Industrial Trust Director,
                                                             Brandywine Trust Company

A.J.C. Smith               Trustee                  present: Director, Marsh & McLennan             264.536
                                                             Companies, Inc. and Trident Corp.

W. Thomas Stephens         Trustee                  present: President and Chief Executive          123.304
                                                             Officer, MacMillian Bloedel Ltd.
                                                             Director, Qwest Communications,
                                                             New Century Energies, Trans
                                                             Canada Pipeliners and Fletcher
                                                             Challenger Canada

W. Nicholas Thorndike      Trustee                  present: Director, various corporations         170.173
                                                             and charitable organizations,
                                                             including Courier Corporation,
                                                             Bradley Real Estate Inc.and
                                                             Providence Journal Co.
                                                             Trustee, Cabot Industrial Trust,
                                                             Eastern Utilities Associates and
                                                             Northeastern University

Charles E. Porter          Executive Vice           present: Managing Director of Putnam               0.00
                           President, Treasurer              Investments, LLC and
                           and Principal Financial           Putnam Management
                           Officer

Patricia C. Flaherty       Senior Vice President    present: Senior Vice President of Putnam           0.00
                                                             Investments, LLC and Putnam Management

Richard A. Monaghan        Vice President           present: Managing Director of Putnam               0.00
                                                             Investments,LLC, Putnam Management
                                                             and Putnam Retail Management

Gordon H. Silver           Vice President           present: Director and Senior Managing              0.00
                                                             Director of Putnam Investments,
                                                             LLC. and Putnam Management

Ian C. Ferguson            Vice President           present  Senior Managing Director of               0.00
                                                             Putnam Investments, LLC and
                                                             Putnam Management

Brett C. Browchuk          Vice President           present: Managing Director of Putnam Management    0.00

D. William Kohli           Vice President           present: Managing Director of Putnam Management    0.00

John R. Verani             Vice President           present  Senior Vice President of Putnam           0.00
                                                             Investments,LLC and Putnam Management

Stephen Oristaglio         Vice President           present: Managing Director of Putnam Management    0.00

Edward H. D'Aleilo         Vice President           present: Managing Director of Putnam Management    0.00

David L. Waldman           Vice President           present: Managing Director of Putnam Management    0.00

Michael T. Healy           Assistant Treasurer      present: N/A                                       0.00
                           and Principal
                           Accounting Officer

Mary A. Eaton              Associate Treasurer      present: N/A                                       0.00
                           and Assistant
                           Clerk

Judith Cohen               Clerk                    present: N/A                                       0.00

Wanda M. McManus           Assistant Clerk          present: N/A                                       0.00

Joanne M. Neary            Assistant Clerk          present: N/A                                       0.00


(2) Employees of the Fund

The Fund does not have any employees.

(4) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(5) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

2. Putnam Investment Management, LLC.. (Investment Management Company)
(1) Amount of Capital Stock   (as of the end of June, 2001)

1. Amount of Capital (issued capital stock at par value):
Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity) for the past five years including paid-in surplus, retained earnings and unrealized loss:

                            Amount of Capital
   Year                (Total Stockholders' Equity)
-----------            ----------------------------
End of 1996                   $ 45,817,658
End of 1997                   $ 48,617,160
End of 1998                   $171,339,261
End of 1999                   $198,676,287
End of 2000                   $209,635,521

(2) Information Concerning Major Shareholders

As of the end of June, 2001, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:





List of Officers and Directors of Putnam Investment Management, LLC



                                                                 (as of the end of June 30, 2001)


                              Position with Putnam
Name                          Investment Management, LLC              Other Business Affiliation
  1. Putnam, George           Chairman
  2. Lasser, Lawrence J.      President and Director, CEO
  3. Silver, Gordon H.        Director and Senior Managing Director   Director of Putnam Fiduciary Trust
                                                                      Company and Senior Managing Director
                                                                      of Putnam Retail Management, L.P.
  4. Ferguson, Tim            Director and Senior Managing Director
  5. Esteves, Irene M.        Senior Managing Director and Chief      Director, Senior Managing Director and
                              Financial Officer                       Treasurer of Putnam Fiduciary Trust Company

  6. Hoffman, Jr., Theron S.  Senior Managing Director                Senior Managing Director of Putnam
                                                                      Retail Management, L.P.
  7. Oristaglio, Stephen      Senior Managing Director
  8. Anderson, Blake E.       Managing Director
  9. Boselli, John A.         Managing Director
 10. Bradford Jr., Linwood E. Managing Director
 11. Browchuk, Brett C.       Managing Director and Chief Operating
                              Officer
 12. Byrne, Joshua L.         Managing Director
 13. Cassaro, Joseph A.       Managing Director
 14. Cotner, C. Beth          Managing Director
 15. Cronin, Kevin M.         Managing Director                       Managing Director of Putnam Fiduciary Trust
                                                                      Company
 16. D'Alelio, Edward H.      Managing Director
 17. Daly, Kenneth L.         Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 18. Elavia, Tony H.          Managing Director
 19. Gillis, Roland           Managing Director
 20. Gorman, Stephen A.       Managing Director
 21. Haslett, Thomas R.       Managing Director
 22. Holding, Pamela          Managing Director
 23. Jacobs, Jerome J.        Managing Director
 24. Joseph, Joseph P.        Managing Director
 25. Kamshad, Omid            Managing Director
 26. King, David L.           Managing Director
 27. Kohli, D. William        Managing Director
 28. Kuenstner, Deborah F.    Managing Director
 29. Landes, William J.       Managing Director
 30. Leibovitch, Richard G.   Managing Director
 31. Lindsey, Jeffrey R.      Managing Director
 32. MacElwee, Jones,
     Elizabeth M.             Managing Director
 33. Makino, Shigeki          Managing Director
 34. Maloney, Kevin J.        Managing Director
 35. Martens, Erwin W.        Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 36. Martino, Michael         Managing Director                       Managing Director of Putnam Fiduciary Trust
                                                                      Company and Putnam Retail Management, L.P.
 37. Memani, Krisha K.        Managing Director
 38. Miller, Daniel L.        Managing Director
 39. Moore, Colin             Managing Director
 40. Morgan, Kelly A.         Managing Director
 41. Morris, Dirk             Managing Director
 42. Mufson, Michael J.       Managing Director
 43. Mullin, Hugh H.          Managing Director
 44. Nagashima, Toshio        Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 45. Peacher, Stephen C.      Managing Director
 46. Peters, Jeffrey F.       Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 47. Porter, Charles E.       Managing Director
 48. Price, Quintin I.        Managing Director
 49. Reilly, Thomas V.        Managing Director
 50. Sai,Yumiko               Managing Director
 51. Scott, Justin M.         Managing Director                       Managing Director of Putnam Fiduciary Trust
                                                                      Company
 52. Shadek Jr., Edward T.    Managing Director
 53. Smith Jr., Leo J.        Managing Director
 54. Smith, Magaret D.        Managing Director
 55. Sorensen, Eric H.        Managing Director
 56. Sullivan, William J.     Managing Director
 57. Swift, Robert            Managing Director
 58. Thomsen, Rosemary H.     Managing Director                       Managing Director of Putnam Fiduciary Trust
                                                                      Company
 59. Tibbetts, Richard B.     Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 60. Waldman, David L.        Managing Director Chief
                              Financial Officer

 61. Warren, Paul C.          Managing Director
 62. Weiss, Manuel            Managing Director
 63. Wetlaufer, Eric M.       Managing Director
 64. Whalen, Edward F.        Managing Director
 65. Woolverton, William H.   Managing Director                       Managing Director of Putnam Retail
                                                                      Management, L.P.
 66. Allansmith, Lauren L.    Senior Vice President
 67. Arends, Michael K.       Senior Vice President
 68. Asher, Steven E.         Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 69. Atkin, Michael J.        Senior Vice President
 70. Augustine, Jeffrey B.    Senior Vice President
 71. Bakshi, Manjit S.        Senior Vice President
 72. Bamford, Dolores Snyder  Senior Vice President
 73. Bay, Fabrice             Senior Vice President
 74. Bell, Carl D.            Senior Vice President
 75. Block, Richard L.        Senior Vice President
 76. Bloemker, Rob A.         Senior Vice President
 77. Bray, Jeffrey M.         Senior Vice President
 78. Bukovac, Ronald J.       Senior Vice President
 79. Burke, Andrea            Senior Vice President
 80. Burns, Cheryl A.         Senior Vice President
 81. Chrostowski, Louis F.    Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 82. Clark, Dana F.           Senior Vice President
 83. Davis, Simon             Senior Vice President
 84. DeConto, Lisa B.         Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 85. DeRoche, William H.      Senior Vice President
 86. Depew, David G.          Senior Vice President
 87. Dexter, Stephen P.       Senior Vice President
 88. Divney, Kevin M.         Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 89. Doerr, Kenneth J.        Senior Vice President
 90. Doherty, Brian F.        Senior Vice President
 91. Donaldson, Scott M.      Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 92. Eigerman, Nathan W.      Senior Vice President
 93. England, Richard B.      Senior Vice President
 94. Falvey, Jr., James M.    Senior Vice President
 95. Ferry, John A.           Senior Vice President
 96. Flaherty, Patricia C.    Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
 97. Fleisher, Peter M.       Senior Vice President
 98. Francis, Jonathan H.     Senior Vice President
 99. Fraser, Henrietta        Senior Vice President
100. Geer, Bartlett R.        Senior Vice President
101. Gernon, John H.          Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
102. Graham, Andrew           Senior Vice President
103. Grant, Peter J.          Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
104. Grim, Daniel J.          Senior Vice President
105. Haagensen, Paul E.       Senior Vice President
106. Hadas, Edward            Senior Vice President
107. Hadden, Peter J.         Senior Vice President
108. Halperin, Matthew C.     Senior Vice President
109. Hamlin, David E.         Senior Vice President
110. Harring, Linda           Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
111. Healey, Deborah R.       Senior Vice President
112. Hijink, Hendrik W.       Senior Vice President
113. Hoey, Thomas J.          Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
114. Holder-Watts, Sherrie V. Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
115. Kaufman, Jeffrey         Senior Vice President
116. Kay, Karen R.            Senior Vice President                   Clerk, Director and Senior Vice
                                                                      President of Putnam
                                                                      Fiduciary Trust Company
117. Kea, Robert J.           Senior Vice President
118. Kellerman, John L.       Senior Vice President
119. Kelley, Geoffrey G.      Senior Vice President
120. King, William P.         Senior Vice President
121. Kirson, Steven L.        Senior Vice President
122. Knight, Jeffrey L.       Senior Vice President
123. Korn, Karen R.           Senior Vice President
124. Lannum III, Coleman N.   Senior Vice President
125. Lewis, Craig S.          Senior Vice President
126. Lode, Geirulv            Senior Vice President
127. Malak, Saba S.           Senior Vice President
128. Malloy, Julie M.         Senior Vice President
129. Manuel, Jr., Richard D.  Senior Vice President
130. Marrkand, Paul E.        Senior Vice President
131. Marshall, William L.     Senior Vice President
132. Mata, Michael A.         Senior Vice President
133. Matteis, Andrew S.       Senior Vice President
134. McCarthy, Charles        Senior Vice President
135. McDonald, Richard E.     Senior Vice President
136. Meehan, Thalia           Senior Vice President
137. Mehta, Sandeep           Senior Vice President
138. Melhuish, Nicholas J.A.  Senior Vice President
139. Miller, Christopher G.   Senior Vice President
140. Miller, James P.         Senior Vice President
141. Mockard, Jeanne L.       Senior Vice President
142. Moore, Gerald I.         Senior Vice President
143. Murphy, Kevin F.         Senior Vice President
144. Nance, Michael E.        Senior Vice President
145. O'Connell, Stephen P.    Senior Vice President
146. Oler, Stephen S.         Senior Vice President
147. Paine, Robert M.         Senior Vice President
148. Parker, Margery C.       Senior Vice President
149. Perry, William           Senior Vice President
150. Peters, Carmel           Senior Vice President
151. Price, Elizabeth H.      Senior Vice President
152. Prusko, James M.         Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
153. Quistberg, Paul T.       Senior Vice President
154. Rogers, Kevin J.         Senior Vice President
155. Ruys de Perez,
     Charles A.               Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
156. Salm, Michael V.         Senior Vice President
157. Salvin, Robert L.        Senior Vice President
158. Santos, David J.         Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
159. Scanlon, Paul D.         Senior Vice President
160. Schmid, Calvin E.        Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
161. Schwister, Jay E.        Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
162. Scully, Walter D.        Senior Vice President
163. Selden, Denise D.        Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
164. Sellitto, III,
     Anthony R.               Senior Vice President
165. Sievert, Jean I.         Senior Vice President
166. Simon, Sheldon N.        Senior Vice President
167. Spatz, Erin J.           Senior Vice President
168. Spiers, John Graham      Senior Vice President
169. Stack, Michael P.        Senior Vice President
170. Stairs, George W.        Senior Vice President
171. Sullivan, Roger R.       Senior Vice President
172. Svensson, Lisa H.        Senior Vice President
173. Swirbalus, Judith H.     Senior Vice President
174. Vandermark, Stephen W.   Senior Vice President
175. Verani, John R.          Senior Vice President                   Senior Vice President of Putnam Fiduciary
                                                                      Trust Company
176. Vierra, Scott G.         Senior Vice President                   Senior Vice President of Putnam Retail
                                                                      Management, L.P.
177. Walsh, Francis P.        Senior Vice President
178. Weed, Richard P.         Senior Vice President
179. Weinstein, Michael R.    Senior Vice President
180. Wiess, James C.          Senior Vice President
181. Williams, Fayval S.      Senior Vice President
182. Wyke, Richard P.         Senior Vice President
183. Yogg, Michael R.         Senior Vice President







(4) Description of Business and Outline of Operation

     Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds.
     As of the end of June, 2001, Investment Management Company managed, advised, and/or administered the following 124 funds and fund portfolios
     (having an aggregate net asset value of nearly $242 billion:)

                                                                                           (As of June 30, 2001)
                                                                    Principal           Total NAV        NAV per
                       Name                         Y/M/D        Characteristics       ($ million)      share ($)
   1   The George Putnam Fund of Boston: A          11/5/37        Open/Equity           3,173.52         17.18
   2   The George Putnam Fund of Boston: B          4/27/92        Open/Equity           1,201.47         17.02
   3   The George Putnam Fund of Boston: C          7/26/99        Open/Equity              35.73         17.11
   4   The George Putnam Fund of Boston: M          12/1/94        Open/Equity             249.59         17.02
   5   The George Putnam Fund of Boston: Y          3/31/94        Open/Equity             765.05         17.21
   6   Putnam American Government Income Fund: A     3/1/85         Open/Bond            1,405.89          8.56
   7   Putnam American Government Income Fund: B    5/20/94         Open/Bond              144.42          8.51
   8   Putnam American Government Income Fund: C    7/26/99         Open/Bond                6.39          8.54
   9   Putnam American Government Income Fund: M    2/14/95         Open/Bond                8.03          8.58
  10   Putnam Arizona Tax Exempt Income Fund: A     1/30/91         Open/Bond              107.52          8.97
  11   Putnam Arizona Tax Exempt Income Fund: B     7/15/93         Open/Bond               22.59          8.96
  12   Putnam Arizona Tax Exempt Income Fund: M      7/3/95         Open/Bond                0.89          8.98
  13   Putnam Asia Pacific Growth Fund: A           2/20/91        Open/Equity             135.55          9.70
  14   Putnam Asia Pacific Growth Fund: B            6/1/93        Open/Equity             106.04          9.40
  15   Putnam Asia Pacific Growth Fund: C           7/26/99        Open/Equity               4.17          9.57
  16   Putnam Asia Pacific Growth Fund: M            2/1/95        Open/Equity               6.81          9.53
  17   Putnam Asia Pacific Fund II                  3/23/98        Open/Equity               2.66          8.76
  18   Putnam Asset Allocation:
       Balanced Portfolio: A                         2/7/94       Open/Balanced          1,410.73         10.37
  19   Putnam Asset Allocation:
       Balanced Portfolio: B                        2/11/94       Open/Balanced            448.15         10.30
  20   Putnam Asset Allocation:
       Balanced Portfolio: C                         9/1/94       Open/Balanced            139.22         10.23
  21   Putnam Asset Allocation:
       Balanced Portfolio: M                         2/6/95       Open/Balanced             64.23         10.35
  22   Putnam Asset Allocation:
       Balanced Portfolio: Y                        7/14/94       Open/Balanced            743.11         10.38
  23   Putnam Asset Allocation :
       Conservative Portfolio: A                     2/7/94       Open/Balanced            599.36          9.13
  24   Putnam Asset Allocation :
       Conservative Portfolio: B                    2/18/94       Open/Balanced            141.01          9.11
  25   Putnam Asset Allocation :
       Conservative Portfolio: C                     9/1/94       Open/Balanced             42.56          9.08
  26   Putnam Asset Allocation :
       Conservative Portfolio: M                     2/7/95       Open/Balanced             23.56          9.10
  27   Putnam Asset Allocation :
       Conservative Portfolio: Y                    7/14/94       Open/Balanced            217.74          9.15
  28   Putnam Asset Allocation:
       Growth Portfolio: A                           2/8/94       Open/Balanced            785.83         10.33
  29   Putnam Asset Allocation:
       Growth Portfolio: B                          2/16/94       Open/Balanced            363.12         10.14
  30   Putnam Asset Allocation:
       Growth Portfolio: C                           9/1/94       Open/Balanced            117.36         10.01
  31   Putnam Asset Allocation:
       Growth Portfolio: M                           2/1/95       Open/Balanced             56.76         10.16
  32   Putnam Asset Allocation:
       Growth Portfolio: Y                          7/14/94       Open/Balanced            538.96         10.41
  33   Putnam Balanced Fund: A                       1/3/95       Open/Balanced            224.84         10.54
  34   Putnam Balanced Fund: B                       4/3/00       Open/Balanced             18.92         10.52
  35   Putnam Balanced Fund: C                       4/3/00       Open/Balanced              3.88         10.53
  36   Putnam Balanced Fund: M                       4/3/00       Open/Balanced              2.13         10.54
  37   Putnam Balanced Fund: Y                       8/2/99       Open/Balanced             70.73         10.55
  38   Putnam Balanced Retirement Fund: A           4/19/85       Open/Balanced            570.38         10.42
  39   Putnam Balanced Retirement Fund: B            2/1/94       Open/Balanced            178.66         10.32
  40   Putnam Balanced Retirement Fund: C           7/26/99       Open/Balanced              6.89         10.37
  41   Putnam Balanced Retirement Fund: M           3/17/95       Open/Balanced             17.34         10.35
  42   Putnam Balanced Retirement Fund: Y          12/30/98       Open/Balanced              3.02         10.42
  43   Putnam California Tax Exempt
       Income Fund: A                               4/29/83         Open/Bond            2,571.28          8.52
  44   Putnam California Tax Exempt
       Income Fund: B                                1/4/93         Open/Bond              489.93          8.51
  45   Putnam California Tax Exempt
       Income Fund: C                               7/26/99         Open/Bond               11.02          8.55
  46   Putnam California Tax Exempt
       Income Fund: M                               2/14/95         Open/Bond               12.42          8.50
  47   Putnam California Tax Exempt
       Money Market Fund                           10/26/87         Open/Bond               25.08          1.00
  48   Putnam Capital Appreciation Fund: A           8/5/93        Open/Equity             895.82         18.14
  49   Putnam Capital Appreciation Fund: B          11/2/94        Open/Equity             780.19         17.64
  50   Putnam Capital Appreciation Fund: C          7/14/00        Open/Equity               2.22         18.02
  51   Putnam Capital Appreciation Fund: M          1/22/96        Open/Equity              54.54         17.77
  52   Putnam Capital Opportunities Fund: A         5/29/98        Open/Equity             202.75         11.03
  53   Putnam Capital Opportunities Fund: B         6/29/98        Open/Equity             199.74         10.78
  54   Putnam Capital Opportunities Fund: C         7/26/99        Open/Equity              17.81         10.87
  55   Putnam Capital Opportunities Fund: M         6/29/98        Open/Equity              15.51         10.86
  56   Putnam Capital Opportunities Fund: Y         10/2/00        Open/Equity              63.00         11.07
  57   Putnam Classic Equity Fund: A                 1/5/95       Open/Balanced          1,183.39         12.79
  58   Putnam Classic Equity Fund: B                 1/5/95       Open/Balanced            927.65         12.68
  59   Putnam Classic Equity Fund: C                 2/1/99       Open/Balanced             40.11         12.77
  60   Putnam Classic Equity Fund: M                 1/5/95       Open/Balanced            115.19         12.73
  61   Putnam Classic Equity Fund: Y                10/1/98       Open/Balanced             12.18         12.79
  62   Putnam Convertible Income-Growth Trust: A    6/29/72       Open/Balanced            784.53         15.25
  63   Putnam Convertible Income-Growth Trust: B    7/15/93       Open/Balanced            180.73         15.04
  64   Putnam Convertible Income-Growth Trust: C    7/26/99       Open/Balanced              5.68         15.19
  65   Putnam Convertible Income-Growth Trust: M    3/13/95       Open/Balanced             11.17         15.15
  66   Putnam Convertible Income-Growth Trust: Y   12/30/98       Open/Balanced             51.55         15.25
  67   Putnam Diversified Income Trust: A           10/3/88         Open/Bond            1,282.26          9.50
  68   Putnam Diversified Income Trust: B            3/1/93         Open/Bond              944.50          9.46
  69   Putnam Diversified Income Trust: C            2/1/99         Open/Bond               18.33          9.48
  70   Putnam Diversified Income Trust: M           12/1/94         Open/Bond            1,293.11          9.46
  71   Putnam Diversified Income Trust: Y            7/1/96         Open/Bond               27.39          9.52
  72   Putnam Emerging Markets Fund: A             12/28/95        Open/Equity              54.05          7.91
  73   Putnam Emerging Markets Fund: B             10/30/96        Open/Equity              36.28          7.75
  74   Putnam Emerging Markets Fund: C              7/26/99        Open/Equity               4.29          7.79
  75   Putnam Emerging Markets Fund: M             10/30/96        Open/Equity               2.44          7.81
  76   Putnam Emerging Markets Fund: Y              4/30/01        Open/Equity               6.36          7.91
  77   Putnam Equity Fund 98                       12/31/97        Open/Equity              21.60         19.46
  78   Putnam Equity Fund 2000                      7/25/00        Open/Equity               4.50          5.41
  79   Putnam Equity Income Fund: A                 6/15/77       Open/Balanced          1,228.11         15.45
  80   Putnam Equity Income Fund: B                 9/13/93       Open/Balanced            535.97         15.35
  81   Putnam Equity Income Fund: C                  2/1/99       Open/Balanced             25.65         15.41
  82   Putnam Equity Income Fund: M                 12/2/94       Open/Balanced             61.40         15.36
  83   Putnam Equity Income Fund: Y                 10/1/98       Open/Balanced             59.34         15.44
  84   Putnam Europe Growth Fund: A                  9/7/90        Open/Equity             786.79         18.63
  85   Putnam Europe Growth Fund: B                  2/1/94        Open/Equity             580.44         17.95
  86   Putnam Europe Growth Fund: C                 7/26/99        Open/Equity              16.65         18.39
  87   Putnam Europe Growth Fund: M                 12/1/94        Open/Equity              54.14         18.39
  88   Putnam Financial Services Fund                1/8/01        Open/Equity               3.38          8.57
  89   Putnam Florida Tax Exempt Income Fund: A     8/24/90         Open/Bond              220.41          9.18
  90   Putnam Florida Tax Exempt Income Fund: B      1/4/93         Open/Bond               70.12          9.18
  91   Putnam Florida Tax Exempt Income Fund: M      5/1/95         Open/Bond                0.74          9.18
  92   Putnam Global Aggressive Growth Fund          5/6/98        Open/Equity              14.68         18.33
  93   Putnam Global Equity Trust:; A                7/1/94        Open/Equity             698.92         11.94
  94   Putnam Global Equity Trust: B                 7/1/94        Open/Equity             406.83         11.60
  95   Putnam Global Equity Trust: C                 2/1/99        Open/Equity              37.96         11.82
  96   Putnam Global Equity Trust: M                 7/3/95        Open/Equity              42.32         11.75
  97   Putnam Global Growth and Income Fund: A       1/3/95        Open/Equity              85.76         12.69
  98   Putnam Global Growth and Income Fund: B      11/3/97        Open/Equity              43.46         12.49
  99   Putnam Global Growth and Income Fund: C      7/26/99        Open/Equity               4.62         12.64
 100   Putnam Global Growth and Income Fund: M      11/3/97        Open/Equity               2.56         12.59
 101   Putnam Global Governmental
       Income Trust: A                               6/1/87         Open/Bond               81.30         10.68
 102   Putnam Global Governmental
       Income Trust: B                               2/1/94         Open/Bond               19.51         10.64
 103   Putnam Global Governmental
       Income Trust: C                              7/26/99         Open/Bond                0.37         10.66
 104   Putnam Global Governmental
       Income Trust: M                              3/17/95         Open/Bond               57.92         10.63
 105   Putnam Global Growth Fund: A                  9/1/67        Open/Equity           3,769.87          8.61
 106   Putnam Global Growth Fund: B                 4/27/92        Open/Equity             998.58          8.00
 107   Putnam Global Growth Fund: C                  2/1/99        Open/Equity              62.13          8.42
 108   Putnam Global Growth Fund: M                  3/1/95        Open/Equity              51.13          8.40
 109   Putnam Global Growth Fund: Y                 6/15/94        Open/Equity             191.22          8.84
 110   Putnam Global Natural Resources Fund: A      7/24/80        Open/Equity             201.57         20.02
 111   Putnam Global Natural Resources Fund: B       2/1/94        Open/Equity             119.15         19.60
 112   Putnam Global Natural Resources Fund: C      7/26/99        Open/Equity               7.96         19.81
 113   Putnam Global Natural Resources Fund: M       7/3/95        Open/Equity               6.13         19.88
 114   The Putnam Fund for Growth and Income: A     11/6/57       Open/Balanced         20,217.28         19.15
 115   The Putnam Fund for Growth and Income: B     4/27/92       Open/Balanced          9,079.10         18.88
 116   The Putnam Fund for Growth and Income: C     7/26/99       Open/Balanced            174.77         19.08
 117   The Putnam Fund for Growth and Income: M      5/1/95       Open/Balanced            366.40         19.02
 118   The Putnam Fund for Growth and Income: Y     6/15/94       Open/Balanced          1,526.03         19.18
 119   Putnam Growth Fund                            5/4/98        Open/Equity               2.50          7.88
 120   Putnam Growth Opportunities: A               10/2/95        Open/Equity           2,268.75         17.27
 121   Putnam Growth Opportunities: B                8/1/97        Open/Equity           1,972.06         16.78
 122   Putnam Growth Opportunities: C                2/1/99        Open/Equity             227.90         17.00
 123   Putnam Growth Opportunities: M                8/1/97        Open/Equity              88.00         16.93
 124   Putnam Growth Opportunities: Y                7/1/99        Open/Equity              89.49         17.40
 125   Putnam High Yield Advantage Fund: A          3/25/86         Open/Bond              587.57          6.09
 126   Putnam High Yield Advantage Fund: B          5/16/94         Open/Bond              426.86          6.04
 127   Putnam High Yield Advantage Fund: M          12/1/94         Open/Bond              739.69          6.10
 128   Putnam High Yield Advantage Fund: Y         12/30/98         Open/Bond               10.27          6.13
 129   Putnam High Yield Trust: A                   2/14/78         Open/Bond            1,591.92          8.10
 130   Putnam High Yield Trust: B                    3/1/93         Open/Bond              282.78          8.07
 131   Putnam High Yield Trust: M                    7/3/95         Open/Bond                8.43          8.10
 132   Putnam High Yield Trust: Y                  12/30/98         Open/Bond               14.05          8.09
 133   Putnam High Yield Fund II: A                12/31/97         Open/Bond              567.74          5.81
 134   Putnam High Yield Fund II: B                12/31/97         Open/Bond              692.05          5.82
 135   Putnam High Yield Fund II: C                 7/26/99         Open/Bond               30.77          5.82
 136   Putnam High Yield Fund II: M                12/31/97         Open/Bond               31.41          5.82
 137   Putnam High Yield Fund II: Y                 10/2/00         Open/Bond               50.02          5.80
 138   Putnam Health Sciences Trust: A              5/28/82        Open/Equity           3,533.62         68.34
 139   Putnam Health Sciences Trust: B               3/1/93        Open/Equity           2,492.07         64.32
 140   Putnam Health Sciences Trust: C              7/26/99        Open/Equity             106.60         67.40
 141   Putnam Health Sciences Trust: M               7/3/95        Open/Equity             101.01         66.43
 142   Putnam Health Sciences Trust: Y               4/4/00        Open/Equity              28.16         68.56
 143   Putnam Income Fund: A                        11/1/54         Open/Bond            1,109.45          6.43
 144   Putnam Income Fund: B                         3/1/93         Open/Bond              399.78          6.39
 145   Putnam Income Fund: C                        7/26/99         Open/Bond               20.82          6.42
 146   Putnam Income Fund: M                       12/14/94         Open/Bond              968.81          6.39
 147   Putnam Income Fund: Y                        6/16/94         Open/Bond              166.26          6.45
 148   Putnam Intermediate U.S. Government
       Income Fund: A                               2/16/93         Open/Bond              249.97          4.97
 149   Putnam Intermediate U.S. Government
       Income Fund: B                               2/16/93         Open/Bond              130.37          4.98
 150   Putnam Intermediate U.S. Government
       Income Fund: C                               7/26/99         Open/Bond                9.14          4.97
 151   Putnam Intermediate U.S. Government
       Income Fund: M                                4/3/95         Open/Bond               10.00          4.98
 152   Putnam Intermediate U.S. Government
       Income Fund: Y                               10/1/97         Open/Bond              151.95          4.96
 153   Putnam International Blend-Large Cap Fund    3/26/01        Open/Equity               2.05         50.77
 154   Putnam International Core Fund              12/29/00        Open/Equity               2.41          6.63
 155   Putnam International Fund                   12/28/95        Open/Equity               5.24          9.40
 156   Putnam International Fund 2000                5/3/00        Open/Equity               6.38          6.78
 157   Putnam International Growth Fund: A          2/28/91        Open/Equity           6,890.84         21.24
 158   Putnam International Growth Fund: B           6/1/94        Open/Equity           2,982.52         20.72
 159   Putnam International Growth Fund: C          7/26/99        Open/Equity             637.40         21.03
 160   Putnam International Growth Fund: M          12/1/94        Open/Equity             302.77         21.03
 161   Putnam International Growth Fund: Y          7/12/96        Open/Equity           1,250.12         21.35
 162   Putnam International Growth and
       Income Fund:  A                               8/1/96        Open/Equity             483.50          9.39
 163   Putnam International Growth and
       Income Fund:  B                               8/1/96        Open/Equity             371.80          9.26
 164   Putnam International Growth and
       Income Fund: C                                2/1/99        Open/Equity              25.61          9.35
 165   Putnam International Growth and
       Income Fund:  M                               8/1/96        Open/Equity              29.69          9.36
 166   Putnam International Growth and
       Income Fund:  Y                              10/2/00        Open/Equity               3.43          9.39
 167   Putnam International Large Cap Growth Fund  12/29/00        Open/Equity               1.61          6.85
 168   Putnam International New Opportunities
       Fund: A                                       1/3/95        Open/Equity             861.71          9.89
 169   Putnam International
       New Opportunities Fund: B                    7/21/95        Open/Equity             761.24          9.42
 170   Putnam International
       New Opportunities Fund: C                     2/1/99        Open/Equity              45.11          9.69
 171   Putnam International
       New Opportunities Fund: M                    7/21/95        Open/Equity              63.11          9.59
 172   Putnam International Voyager Fund: A        12/28/95        Open/Equity             979.36         18.01
 173   Putnam International Voyager Fund: B        10/30/96        Open/Equity             652.15         17.60
 174   Putnam International Voyager Fund: C         7/26/99        Open/Equity             140.65         17.78
 175   Putnam International Voyager Fund: M        10/30/96        Open/Equity              37.24         17.76
 176   Putnam International Voyager Fund: Y          2/1/00        Open/Equity              31.80         18.09
 177   Putnam Investors Fund: A                     12/1/25        Open/Equity           6,058.60         13.02
 178   Putnam Investors Fund: B                      3/1/93        Open/Equity           3,174.26         12.23
 179   Putnam Investors Fund: C                     7/26/99        Open/Equity             147.35         12.90
 180   Putnam Investors Fund: M                     12/2/94        Open/Equity             194.90         12.62
 181   Putnam Investors Fund: Y                      1/7/97        Open/Equity           1,208.14         13.13
 182   Putnam Massachusetts Tax Exempt
       Income Fund: A                              10/23/89         Open/Bond              292.74          9.25
 183   Putnam Massachusetts Tax Exempt
       Income Fund: B                               7/15/93         Open/Bond              123.63          9.24
 184   Putnam Massachusetts Tax Exempt
       Income Fund: M                               5/12/95         Open/Bond                5.93          9.24
 185   Putnam Michigan Tax Exempt Income Fund: A   10/23/89         Open/Bond              130.85          8.87
 186   Putnam Michigan Tax Exempt Income Fund: B    7/15/93         Open/Bond               45.52          8.86
 187   Putnam Michigan Tax Exempt Income Fund: M    4/17/95         Open/Bond                2.03          8.86
 188   Putnam Mid Cap Fund 2000                    12/29/00        Open/Equity               1.83          6.69
 189   Putnam Mid-Cap Value Fund: A                10/29/99        Open/Equity              78.27         10.99
 190   Putnam Mid-Cap Value Fund: B                 1/16/01        Open/Equity              49.75         10.98
 191   Putnam Mid-Cap Value Fund: C                 1/16/01        Open/Equity               7.03         10.98
 192   Putnam Mid-Cap Value Fund: M                 1/16/01        Open/Equity               3.02         10.98
 193   Putnam Minnesota Tax Exempt Income Fund: A  10/23/89         Open/Bond               94.82          8.75
 194   Putnam Minnesota Tax Exempt Income Fund: B   7/15/93         Open/Bond               48.29          8.72
 195   Putnam Minnesota Tax Exempt Income Fund: M    4/3/95         Open/Bond                2.19          8.74
 196   Putnam Money Market Fund: A                  10/1/76         Open/Bond            4,678.81          1.00
 197   Putnam Money Market Fund: B                  4/27/92         Open/Bond              845.88          1.00
 198   Putnam Money Market Fund: C                   2/1/99         Open/Bond               56.32          1.00
 199   Putnam Money Market Fund: M                  12/8/94         Open/Bond              104.36          1.00
 200   Putnam Municipal Income Fund: A              5/22/89         Open/Bond              785.47          8.81
 201   Putnam Municipal Income Fund: B               1/4/93         Open/Bond              335.63          8.81
 202   Putnam Municipal Income Fund: C               2/1/99         Open/Bond               14.05          8.81
 203   Putnam Municipal Income Fund: M              12/1/94         Open/Bond               14.31          8.81
 204   Putnam New Century Growth Fund: A            2/17/98        Open/Equity             451.86         14.80
 205   Putnam New Century Growth Fund: B            1/21/00        Open/Equity             375.79         14.64
 206   Putnam New Century Growth Fund: C            1/21/00        Open/Equity              72.52         14.64
 207   Putnam New Century Growth Fund: M            1/21/00        Open/Equity              20.70         14.69
 208   Putnam New Century Growth Fund: Y             7/3/00        Open/Equity               9.85         14.83
 209   Putnam New Jersey Tax Exempt Income Fund: A  2/20/90         Open/Bond              193.00          8.98
 210   Putnam New Jersey Tax Exempt Income Fund: B   1/4/93         Open/Bond               91.81          8.97
 211   Putnam New Jersey Tax Exempt Income Fund: M   5/1/95         Open/Bond                0.88          8.97
 212   Putnam New Opportunities Fund: A             8/31/90        Open/Equity          12,620.12         47.97
 213   Putnam New Opportunities Fund: B              3/1/93        Open/Equity           6,140.52         44.50
 214   Putnam New Opportunities Fund: C             7/26/99        Open/Equity             136.33         47.21
 215   Putnam New Opportunities Fund: M             12/1/94        Open/Equity             411.16         46.03
 216   Putnam New Opportunities Fund: Y             7/19/94        Open/Equity           1,702.48         49.05
 217   Putnam New York Tax Exempt Income Fund: A     9/2/83         Open/Bond            1,333.33          8.75
 218   Putnam New York Tax Exempt Income Fund: B     1/4/93         Open/Bond              146.82          8.74
 219   Putnam New York Tax Exempt Income Fund: C    7/26/99         Open/Bond                2.16          8.75
 220   Putnam New York Tax Exempt Income Fund: M    4/10/95         Open/Bond                1.63          8.76
 221   Putnam New York Tax Exempt Money
       Market Fund                                 10/26/87         Open/Bond               37.96          1.00
 222   Putnam New York Tax Exempt Opportunities
       Fund: A                                      11/7/90         Open/Bond              132.09          8.81
 223   Putnam New York Tax Exempt Opportunities
       Fund: B                                       2/1/94         Open/Bond               56.15          8.81
 224   Putnam New York Tax Exempt Opportunities
       Fund: C                                      7/26/99         Open/Bond                1.89          8.83
 225   Putnam New York Tax Exempt Opportunities
       Fund: M                                      2/10/95         Open/Bond                2.02          8.80
 226   Putnam New Value Fund:  A                     1/3/95        Open/Equity             611.54         15.43
 227   Putnam New Value Fund:  B                    2/26/96        Open/Equity             558.50         15.25
 228   Putnam New Value Fund:  C                    7/26/99        Open/Equity              30.04         15.24
 229   Putnam New Value Fund:  M                    2/26/96        Open/Equity              44.87         15.34
 230   Putnam Ohio Tax Exempt Income Fund: A       10/23/89         Open/Bond              154.81          8.80
 231   Putnam Ohio Tax Exempt Income Fund: B        7/15/93         Open/Bond               52.17          8.79
 232   Putnam Ohio Tax Exempt Income Fund: M         4/3/95         Open/Bond                1.94          8.80
 233   Putnam OTC & Emerging Growth Fund: A         11/1/82        Open/Equity           2,494.90          9.52
 234   Putnam OTC & Emerging Growth Fund: B         7/15/93        Open/Equity             990.41          8.69
 235   Putnam OTC & Emerging Growth Fund: C         7/26/99        Open/Equity              58.17          9.37
 236   Putnam OTC & Emerging Growth Fund: M         12/2/94        Open/Equity             321.74          9.07
 237   Putnam OTC & Emerging Growth Fund: Y         7/12/96        Open/Equity             440.95          9.71
 238   Putnam Pennsylvania Tax Exempt Income
       Fund: A                                      7/21/89         Open/Bond              162.68          8.81
 239   Putnam Pennsylvania Tax Exempt Income
       Fund: B                                      7/15/93         Open/Bond               68.21          8.80
 240   Putnam Pennsylvania Tax Exempt Income
       Fund: M                                       7/3/95         Open/Bond                2.89          8.81
 241   Putnam Preferred Income Fund: A               1/4/84         Open/Bond               82.49          7.77
 242   Putnam Preferred Income Fund: M              4/20/95         Open/Bond                4.69          7.74
 243   Putnam Research Fund:  A                     10/2/95        Open/Equity           1,152.95         14.66
 244   Putnam Research Fund:  B                     6/12/98        Open/Equity             985.35         14.29
 245   Putnam Research Fund:  C                      2/1/99        Open/Equity             139.14         14.37
 246   Putnam Research Fund:  M                     6/12/98        Open/Equity              63.79         14.41
 247   Putnam Research Fund: Y                       4/4/00        Open/Equity              95.55         14.71
 248   Putnam Small Cap Value Fund: A               4/12/99        Open/Equity             376.13         14.01
 249   Putnam Small Cap Value Fund: B                5/3/99        Open/Equity             316.88         13.80
 250   Putnam Small Cap Value Fund: C               7/26/99        Open/Equity              52.77         13.82
 251   Putnam Small Cap Value Fund: M               3/28/00        Open/Equity              10.19         13.93
 252   Putnam Small Cap Value Fund: Y                1/3/01        Open/Equity              35.30         14.03
 253   Putnam Strategic Income Fund: A              2/26/96         Open/Bond               73.26          6.32
 254   Putnam Strategic Income Fund: B              2/26/96         Open/Bond              106.77          6.33
 255   Putnam Strategic Income Fund: C               2/1/99         Open/Bond                6.26          6.34
 256   Putnam Strategic Income Fund: M              2/26/96         Open/Bond                5.90          6.32
 257   Putnam Tax Exempt Income Fund: A            12/31/76         Open/Bond            1,665.08          8.78
 258   Putnam Tax Exempt Income Fund: B              1/4/93         Open/Bond              157.59          8.78
 259   Putnam Tax Exempt Income Fund: C             7/26/99         Open/Bond                5.16          8.78
 260   Putnam Tax Exempt Income Fund: M             2/16/95         Open/Bond                8.86          8.80
 261   Putnam Tax Exempt Money Market Fund         10/26/87         Open/Bond              109.20          1.00
 262   Putnam Tax - Free Income Trust
       Tax - Free High Yield Fund: A                9/20/93         Open/Bond            1,141.30         13.29
 263   Putnam Tax - Free Income Trust
       Tax - Free High Yield Fund: B                 9/9/85         Open/Bond              353.31         13.32
 264   Putnam Tax - Free Income Trust
       Tax - Free High Yield Fund: C                 2/1/99         Open/Bond                6.55         13.29
 265   Putnam Tax - Free Income Trust
       Tax - Free High Yield Fund: M               12/29/94         Open/Bond               10.79         13.30
 266   Putnam Tax - Free Income Trust
       Tax - Free Insured Fund: A                   9/20/93         Open/Bond              311.99         14.99
 267   Putnam Tax - Free Income Trust
       Tax - Free Insured Fund: B                    9/9/85         Open/Bond              198.35         15.01
 268   Putnam Tax - Free Income Trust
       Tax - Free Insured Fund: C                   7/26/99         Open/Bond                9.02         15.02
 269   Putnam Tax - Free Income Trust
       Tax - Free Insured Fund: M                    6/1/95         Open/Bond                1.68         15.03
 270   Putnam Tax Smart Equity Fund: A               7/1/99        Open/Equity             260.25          9.49
 271   Putnam Tax Smart Equity Fund: B              10/1/99        Open/Equity             246.22          9.37
 272   Putnam Tax Smart Equity Fund: C              10/1/99        Open/Equity              96.79          9.37
 273   Putnam Tax Smart Equity Fund: M              3/28/00        Open/Equity               6.59          9.44
 274   Putnam Technology Fund: A                    6/14/00        Open/Equity             102.97          4.31
 275   Putnam Technology Fund: B                    7/17/00        Open/Equity              70.48          4.27
 276   Putnam Technology Fund: C                    7/17/00        Open/Equity              12.24          4.27
 277   Putnam Technology Fund: M                    7/17/00        Open/Equity               3.81          4.29
 278   Putnam U.S. Core Fund                         5/4/98        Open/Equity               7.07          9.53
 279   Putnam U.S. Government Income Trust: A        2/8/84         Open/Bond            2,137.14         12.74
 280   Putnam U.S. Government Income Trust: B       4/27/92         Open/Bond              440.84         12.68
 281   Putnam U.S. Government Income Trust: C       7/26/99         Open/Bond               21.43         12.72
 282   Putnam U.S. Government Income Trust: M        2/6/95         Open/Bond              138.42         12.72
 283   Putnam U.S. Government Income Trust: Y       4/11/94         Open/Bond               38.99         12.73
 284   Putnam Utilities Growth and Income Fund: A  11/19/90       Open/Balanced          1,010.52         11.14
 285   Putnam Utilities Growth and Income Fund: B   4/27/92       Open/Balanced            277.55         11.08
 286   Putnam Utilities Growth and Income Fund: C   7/26/99       Open/Balanced              6.82         11.09
 287   Putnam Utilities Growth and Income Fund: M    3/1/95       Open/Balanced             10.92         11.12
 288   Putnam Vista Fund: A                          6/3/68        Open/Equity           5,079.40         10.14
 289   Putnam Vista Fund: B                          3/1/93        Open/Equity           1,995.67          9.14
 290   Putnam Vista Fund: C                         7/26/99        Open/Equity             126.69          9.96
 291   Putnam Vista Fund: M                         12/8/94        Open/Equity             160.04          9.62
 292   Putnam Vista Fund: Y                         3/28/95        Open/Equity             961.70         10.42
 293   Putnam Voyager Fund II: A                    4/14/93        Open/Equity           1,215.21         20.36
 294   Putnam Voyager Fund II: B                    10/2/95        Open/Equity           1,070.79         19.40
 295   Putnam Voyager Fund II: C                     2/1/99        Open/Equity              97.01         20.01
 296   Putnam Voyager Fund II: M                    10/2/95        Open/Equity              91.32         19.74
 297   Putnam Voyager Fund: A                        4/1/96        Open/Equity          18,393.49         20.10
 298   Putnam Voyager Fund: B                       4/27/92        Open/Equity           7,544.13         18.11
 299   Putnam Voyager Fund: C                       7/26/99        Open/Equity             249.18         19.80
 300   Putnam Voyager Fund: M                       12/1/94        Open/Equity             527.91         19.26
 301   Putnam Voyager Fund: Y                       3/31/94        Open/Equity           3,349.87         20.64
 302   Putnam VT American Government Income
       Fund: IA                                     1/31/00         Open/Bond               65.81         11.10
 303   Putnam VT American Government Income
       Fund: IB                                     1/31/00         Open/Bond               44.34         11.09
 304   Putnam VT Asia Pacific Growth Fund: IA        5/1/95        Open/Equity              96.84          6.03
 305   Putnam VT Asia Pacific Growth Fund: IB       4/30/98        Open/Equity              11.45          5.98
 306   Putnam VT Capital Appreciation Fund: IA      9/29/00        Open/Equity               7.07          8.47
 307   Putnam VT Capital Appreciation Fund: IB      9/29/00        Open/Equity               5.25          8.46
 308   Putnam VT Diversified Income Fund: IA        9/15/93         Open/Bond              522.30          8.63
 309   Putnam VT Diversified Income Fund: IB         4/6/98         Open/Bond               83.87          8.58
 310   Putnam VT Global Asset Allocation Fund: IA    2/1/88       Open/Balanced            702.33         13.83
 311   Putnam VT Global Asset Allocation Fund: IB   4/30/98       Open/Balanced             22.41         13.85
 312   Putnam VT George Putnam Fund: IA             4/30/98        Open/Equity             350.39         10.82
 313   Putnam VT George Putnam Fund: IB             4/30/98        Open/Equity             122.17         10.80
 314   Putnam VT Global Growth Fund: IA              5/1/90        Open/Equity           1,445.26         10.50
 315   Putnam VT Global Growth Fund: IB             4/30/98        Open/Equity             100.50         10.43
 316   Putnam VT Growth and Income Fund: IA          2/1/88       Open/Balanced          8,160.02         24.81
 317   Putnam VT Growth and Income Fund: IB          4/6/98       Open/Balanced            640.35         24.72
 318   Putnam VT Growth Opportunities Fund: IA      1/31/00        Open/Equity              66.35          6.12
 319   Putnam VT Growth Opportunities Fund: IB      1/31/00        Open/Equity              45.81          6.11
 320   Putnam VT Health and Sciences  Fund: IA      4/30/98        Open/Equity             379.06         12.28
 321   Putnam VT Health and Sciences  Fund: IB      4/30/98        Open/Equity             106.26         12.24
 322   Putnam VT High Yield Fund: IA                 2/1/88         Open/Bond              680.74          7.95
 323   Putnam VT High Yield Fund: IB                4/30/98         Open/Bond               51.72          7.94
 324   Putnam VT Income Fund: IA                     2/1/88         Open/Bond              820.85         12.21
 325   Putnam VT Income Fund: IB                    4/30/98         Open/Bond               95.71         12.18
 326   Putnam VT International Growth and
       Income: IA                                    1/2/97       Open/Balanced            322.20         10.55
 327   Putnam VT International Growth and
       Income: IB                                    4/6/98       Open/Balanced             39.88         10.52
 328   Putnam VT International Growth Fund: IA       1/2/97        Open/Equity             598.79         13.38
 329   Putnam VT International Growth Fund: IB      4/30/98        Open/Equity             244.46         13.34
 330   Putnam VT International New Opportunities
       Fund: IA                                      1/2/97        Open/Equity             177.54         10.59
 331   Putnam VT International New Opportunities
       Fund: IB                                     4/30/98        Open/Equity             176.10         10.56
 332   Putnam VT Investors  Fund: IA                4/30/98        Open/Equity             727.67         10.49
 333   Putnam VT Investors  Fund: IB                4/30/98        Open/Equity             278.77         10.46
 334   Putnam VT Money Market Fund: IA               2/1/88         Open/Bond              763.82          1.00
 335   Putnam VT Money Market Fund: IB              4/30/98         Open/Bond              118.72          1.00
 336   Putnam VT New Opportunities Fund: IA          5/2/94        Open/Equity           3,881.06         19.49
 337   Putnam VT New Opportunities Fund: IB         4/30/98        Open/Equity             224.57         19.37
 338   Putnam VT New Value Fund: IA                  1/2/97        Open/Equity             419.63         14.10
 339   Putnam VT New Value Fund: IB                 4/30/98        Open/Equity              59.18         14.06
 340   Putnam VT OTC & Emerging Growth Fund: IA     4/30/98        Open/Equity             149.13          7.63
 341   Putnam VT OTC & Emerging Growth Fund: IB     4/30/98        Open/Equity              68.28          7.60
 342   Putnam VT Research: IA                       9/30/98        Open/Equity             219.29         12.11
 343   Putnam VT Research: IB                       9/30/98        Open/Equity             110.22         12.08
 344   Putnam VT Small Cap Value Fund: IA           4/30/99        Open/Equity             149.74         14.84
 345   Putnam VT Small Cap Value Fund: IB           4/30/99        Open/Equity              65.98         14.79
 346   Putnam VT Technology - Class IA              6/14/00        Open/Equity              16.80          5.07
 347   Putnam VT Technology - Class IB              6/14/00        Open/Equity              14.60          5.05
 348   Putnam VT Utilities Growth and Income
       Fund: IA                                      5/1/92       Open/Balanced            799.19         14.82
 349   Putnam VT Utilities Growth and Income
       Fund: IB                                     4/30/98       Open/Balanced             59.29         14.78
 350   Putnam VT Vista Fund: IA                      1/2/97        Open/Equity             564.83         13.33
 351   Putnam VT Vista Fund: IB                     4/30/98        Open/Equity             310.86         13.28
 352   Putnam VT Voyager Fund: IA                    2/1/88        Open/Equity           5,850.80         31.94
 353   Putnam VT Voyager Fund: IB                   4/30/98        Open/Equity             494.01         31.81
 354   Putnam VT Voyager II Fund: IA                9/29/00        Open/Equity               5.77          5.96
 355   Putnam VT Voyager II Fund: IB                9/29/00        Open/Equity               8.05          5.95





(4) Description of Business and Outline of Operations

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of June, 2001, Investment Management Company managed, advised, and/or administered the following 124 funds and fund portfolios (having an aggregate net asset value of nearly $2,420 billion):

(5) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
[Translation of Unaudited Semi-annual Accounts will be attached.]

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY [Translation of Unaudited Semi-annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT


PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST


AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                             Filing Date:  July 31, 2001

Name of the Registrant Trust:               PUTNAM GLOBAL GOVERNMENTAL
                                            INCOME TRUST

Name and Official Title of                  Charles E. Porter
Representative of Trust:                    Executive Vice President

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            -------------------------
                                                     (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            -------------------------
                                                     (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public              PUTNAM GLOBAL GOVERNMENTAL
Offering or Sale of Foreign                 INCOME TRUST
Investment Fund Securities:

Type and Aggregate Amount of                Up to 100 million Class M Shares
Foreign Investment Fund Securities          Up to the total amount aggregating
to be Publicly Offered or Sold:             the amounts calculated by
                                            multiplying the respective net
                                            asset value per Class M Share by
                                            the respective number of
                                            Class M Shares in respect of 100
                                            million Class M Shares
                                            (The Maximum amount expected to be
                                            sold is 1,121 million U.S. dollars
                                            (approximately 139.7 billion).

Note 1: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 124.60 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on June 29, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2001 (U.S.$11.21) by 100 million Class M Shares for convenience.

Places where a copy of this Amendment to the Securities Registration Statement is available for Public Inspection

Not applicable.

Total number of pages of this Amendment to Securities Registration Statement in Japanese is 2 including front and back pages.)

I. Reason For Filing This Amendment To Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 16, 2001 (amended on March 27, 2001) due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 4 of the original Japanese SRS)

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment                          After amendment

[Original Japanese SRS]           [Aforementioned Semi-annual Report]

I.Description of the Fund      I. Status of Investment Fund

5. Status of Investment Fund

(A) Diversification of        (1) Diversification of Investment Portfolio
Investment Portfolio              (the aforementioned Japanese Semi-annual
                                  Report, page 1)

(B) Results of Past           (2) Results of Past Operations
Operations

(1) Record of Changes in       a) Record of Changes in Net Assets
Net Assets (Class M Shares)       (Class M Shares) (Ditto, page 2)

(Regarding the amounts as         (Regarding the amounts as at the
at the end of each month          end of each month during one-year
during one-year period from,      period from, and including,
and including, the latest         the latest relevant date
relevant date appertaining        appertaining to the filing
to the filing date of the         date of the aforementioned
original Japanese SRS)            Semi-annual Report)

(2) Record of Distributions    b) Record of Distributions Paid
Paid (Class M Shares)             (Class M Shares) (Ditto, page 3)

(Regarding the dividends          (Regarding the dividends paid
paid at the end of each           at the end of each month up
month up to the latest            to the latest relevant date
relevant date of the              of the aforementioned
original Japanese SRS)            Semi-annual Report)

II. Outline of the Fund       II. Outline of the Fund

1. Fund                        1. Fund

(E) Amount of Capital Stock   (1) Amount of Capital Stock (Ditto, page 4)

(G) Information Concerning    (2) Information Concerning Major
Major Shareholders                Shareholders (Ditto, page 4)

(H) Information Concerning    (3) Information Concerning Directors,
Directors, Officers and           Officers and Employees
Employees                         (Ditto, page 4)

(I) Description of Business   (4) Description of Business
and Outline of Operation          and Outline of Operation (Ditto, page 6)

(J) Miscellaneous             (5) Miscellaneous (Ditto, page 6)

2. Putnam Investment           2. Putnam Investment Management,
Management, LLC.                  LLC. (Investment Management Company)
(Investment Management
Company)

(E) Amount of Capital Stock   (1) Amount of Capital Stock (Ditto, page 6)

(G) Information Concerning    (2) Information Concerning Major
Major Shareholders                Shareholders (Ditto, page 6)

(H) Information Concerning    (3) Information Concerning Officers
Officers and Employees            and Employees (Ditto, page 7)

(I) Description of Business
and Outline of Operation      (4) Description of Business and Outline of
                                  Operation (Ditto, page 14)

(J) Miscellaneous             (5) Miscellaneous (Ditto, page 29)

With respect to Section IV the Financial Condition of the Fund in the original SRS, Item III Outline of the Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, from page 30 to 53) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 5 of the original Japanese SRS)

With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS, Item IV Outline of Financial Status of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, from page 54 to 75) is added to the original SRS.